Information: Condensed Financial Statements of The Company (Tables)	12 Months Ended
Dec. 31, 2022
Information: Condensed Financial Statements of The Company [Abstract]
Condensed Balance Sheet
	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash	194,729,331	210,769,439	30,558,696
Investment gain in subsidiaries and VIEs	-	84,528,603	12,255,495
Amounts due from subsidiaries and VIEs	644,607	7,686	1,114
Total current assets	195,373,938	295,305,728	42,815,305
Total assets	195,373,938	295,305,728	42,815,305
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	244,166	55,717	8,078
Investment deficit in subsidiaries and VIEs	35,769,964	-	-
Amounts due to subsidiaries and VIEs	40,296,870	42,307,875	6,134,065
Total current liabilities	76,311,000	42,363,592	6,142,143
Total liabilities	76,311,000	42,363,592	6,142,143
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	45,198	45,198	6,553
Additional paid-in capital	181,849,003	305,460,907	44,287,668
Statutory reserves	59,971,836	60,201,702	8,728,426
Accumulated other comprehensive (loss)/income	(12,542,667)	5,514,488	799,526
Accumulated deficit	(110,260,432)	(118,280,159)	(17,149,011)
Total shareholders’ equity	119,062,938	252,942,136	36,673,162
Total liabilities and shareholders’ equity	195,373,938	295,305,728	42,815,305

Condensed Statement of Comprehensive income/(loss)
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(g))
Operating expenses
General and administrative expenses	(3,666,937)	(1,059,294)	(2,360,615)	(342,257)
Total operating expenses	(3,666,937)	(1,059,294)	(2,360,615)	(342,257)
Other expenses	-	-	(12,107)	(1,755)
Equity in profit/(loss) of subsidiaries and VIEs, net	37,252,021	(242,760,667)	(5,417,139)	(785,412)
Income/(loss) from subsidiaries and VIEs	37,252,021	(242,760,667)	(5,429,246)	(787,167)
Net income/(loss)	33,585,084	(243,819,961)	(7,789,861)	(1,129,424)
Net income/(loss) attributable to the Company’s ordinary shareholders	33,585,084	(243,819,961)	(7,789,861)	(1,129,424)
Net income/(loss)
Other comprehensive (loss)/income, net of nil tax	(7,956,640)	(4,586,027)	18,057,155	2,618,041
Comprehensive income/(loss)	25,628,444	(248,405,988)	10,267,294	1,488,617

Condensed Statement of Cash Flows
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2(g))
Cash flows used in operating activities	-	(2,290,367)	(1,900,037)	(275,479)
Cash flows used in investing activities	(653,250)	-	-	-
Cash flows provided by financing activities	208,718,163	-	-	-
Effect of exchange rate changes on cash	(7,956,640)	(3,088,575)	17,940,145	2,601,077
Net changes in cash	200,108,273	(5,378,942)	16,040,108	2,325,597
Cash at the beginning of year	-	200,108,273	194,729,331	28,233,099
Cash at the end of year	200,108,273	194,729,331	210,769,439	30,558,696